American Beacon FUNDSSM
American Beacon Flexible Bond Fund
Supplement Dated January 31, 2012
To the Prospectus dated December 30, 2011
The information below supplements the Prospectus dated December 30, 2011, and is in addition to any other supplements.

American Beacon Flexible Bond Fund
In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is replaced with the following table:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Flexible Bond Fund		A	C	Y	Institutional	Investor
Share classes		A	C	Y	Institutional	Investor
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses	[1]	0.97%	0.97%	0.82%	0.72%	1.10%
Acquired fund fees and expenses		0.01%	none	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.86%	2.60%	1.46%	1.36%	1.74%
Expense waiver and reimbursement		0.47%	0.46%	0.47%	0.46%	0.47%
Total fund operating expenses after expense waiver and reimbursement	[2]	1.39%	2.14%	0.99%	0.90%	1.27%
[1]	Based on estimated expenses for the fiscal year ending August 31, 2012.
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable through December 31, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.39% for the A Class, 2.14% for the C Class, 0.99% for the Y Class, 0.90% for the Institutional Class, and 1.27% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:
Expense Example American Beacon Flexible Bond Fund (USD $)	Share classes	1 year	3 years
A	A	610	988
C	C	317	765
Y	Y	101	416
Institutional	Institutional	92	385
Investor	Investor	129	501

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	Share class	1 year	3 years
American Beacon Flexible Bond Fund C	C	217	765

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2012
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Supplement [Text Block]	abf809593_SupplementTextBlock
American Beacon FUNDSSM
American Beacon Flexible Bond Fund
Supplement Dated January 31, 2012
To the Prospectus dated December 30, 2011
The information below supplements the Prospectus dated December 30, 2011, and is in addition to any other supplements.

American Beacon Flexible Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abf809593_SupplementTextBlock	In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is replaced with the following table:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated expenses for the fiscal year ending August 31, 2012.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	abf809593_SupplementExpenseExampleTextBlock	In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
American Beacon Flexible Bond Fund | A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	A
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.97%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%
Total fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	1.39%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	610
3 years	rr_ExpenseExampleYear03	988
American Beacon Flexible Bond Fund | C
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	C
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.97%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	2.60%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%
Total fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	2.14%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	317
3 years	rr_ExpenseExampleYear03	765
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	217
3 years	rr_ExpenseExampleNoRedemptionYear03	765
American Beacon Flexible Bond Fund | Y
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Y
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%
Total fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Y
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	416
American Beacon Flexible Bond Fund | Institutional
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Institutional
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%
Total fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	385
American Beacon Flexible Bond Fund | Investor
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Investor
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.10%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%
Total fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	1.27%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Investor
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	501

[1]	Based on estimated expenses for the fiscal year ending August 31, 2012.
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable through December 31, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.39% for the A Class, 2.14% for the C Class, 0.99% for the Y Class, 0.90% for the Institutional Class, and 1.27% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.